Loans, Impaired Loans, and Allowance for Credit Losses - Additional Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2020	Oct. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Foreclosed assets held for sale	$ 77.0	$ 121.0
Collateral held against impaired loans	86.00%	77.00%
Modified Loans [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, amortized cost	$ 7,700.0	$ 407.0
Gross carrying amount	$ 609.0	$ 243.0